Income Taxes (Introduction) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax Reform [Line Items]
Decrease of net deferred income tax liability		$ 1,764
U.S. Tax Reform [Member]
Tax Reform [Line Items]
Current corporate income tax rate		35.00%
Corporate income tax rate when reform is in effect	21.00%